CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
CONDENSED BALANCE SHEETS
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	11,000,000	11,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	110,000,000	110,000,000
Common stock, shares issued	15,408,828	13,877,636
Common Stock, Shares, Outstanding	15,408,828	13,877,636